Intangible Assets - Schedule of Amortization on Intangible Assets (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Amortization on Intangible Assets [Line Items]
Total amortization on intangible assets	$ 317,806	$ 442,242
Selling and marketing expenses [Member]
Schedule of Amortization on Intangible Assets [Line Items]
Total amortization on intangible assets	1,088
General and administrative expenses [Member]
Schedule of Amortization on Intangible Assets [Line Items]
Total amortization on intangible assets	131,760	131,452
Research and development expenses [Member]
Schedule of Amortization on Intangible Assets [Line Items]
Total amortization on intangible assets	$ 184,958	$ 310,790